UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.49%					$402,945,538
(Cost $407,574,287)

Alabama 2.35%					9,632,800
Alabama Pub. Sch. & College Auth. Rev,
Drivers Ser. 2403 (M)(P)	8.702%	12/01/15	AA	10,000	9,632,800

Arizona 1.85%					7,560,620
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (H)(G)	8.200	06/01/21	D	2,150	40,420
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06/01/27	B	1,000	330,010
Phoenix Civic Improvement Corp District,
Rev Conv Cap Apprec Civic Plaza Ser 2005B (Zero
to 07/01/13 then 5.50%) (D)	Zero	07/01/28	AA	1,000	724,920
Salt River Project,
Agriculture Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/33	AA	7,000	6,465,270

California 23.37%					95,629,415
Foothill Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01/15/25	BBB-	5,000	1,317,800
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01/01/19	AAA	30,000	18,735,300
Rev Toll Rd Sr Lien Ser 1995A	6.000	01/01/16	AAA	17,500	18,361,000
Madera, County of,
Rev Cert of Part Valley Children's Hosp (D)	6.500	03/15/15	AA	13,185	14,456,298
Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser 1997A (G)	7.375	09/01/27	BB	1,750	1,487,308
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01/01/30	BB+	4,000	4,177,520
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj (D)	5.500	08/01/17	AA	9,130	9,085,719
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08/01/22	A+	2,500	2,322,550
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj Ser 1999A (G)	5.750	09/01/23	BB	25	19,469
San Joaquin Hills Transportation Corridor Agency,
Rev Toll Rd Conv Cap Apprec Ser 1997A	5.650	01/15/17	BB-	10,000	8,595,500
Rev Toll Rd Jr Lien	Zero	01/01/10	AAA	6,250	6,128,937
Rev Toll Rd Sr Lien	Zero	01/01/14	AAA	5,000	4,188,200
Rev Toll Rd Sr Lien	Zero	01/01/17	AAA	4,900	3,494,974
Rev Toll Rd Sr Lien	Zero	01/01/20	AAA	2,000	1,171,600
Santa Ana Financing Auth.,
Rev Lease Police Admin & Hldg Facil Ser 1994A
(D)	6.250	07/01/19	AA	2,000	2,087,240

Colorado 2.10%					8,601,772
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09/01/34	BBB-	7,000	1,103,690
Rev Cap Aprec Ser B1 (D)	5.500	09/01/24	AA	2,000	1,711,020
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06/15/41	NR	2,900	3,065,532
Public Auth for Colorado Energy Nat Gas Rev,
	6.250	11/15/28	A	3,500	2,721,530

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Connecticut 0.70%					2,846,760
Connecticut State Health & Educational Facility
Authority Rev,
Yale University	5.050	07/01/42	AAA	3,000	2,846,760

Delaware 0.74%					3,021,150
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-1 (S)	5.750	04/30/15	Aaa	3,000	3,021,150

District Of Columbia 0.65%					2,674,380
District of Columbia University Rev,
Georgetown University	5.500	04/01/36	A-	3,000	2,674,380

Florida 6.31%					25,827,002
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.250	05/01/18	BB+	1,000	899,040
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)	7.850	08/15/31	AA	3,500	3,933,825
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)	9.125	10/01/11	BBB	900	909,036
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A (S)	8.950	10/01/33	AAA	3,000	3,712,710
Crossings At Fleming Island Community
Development,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05/01/30	BBB-	1,000	828,960
Florida Municipal Power Agency Rev,
All Requirements Pwr Ser A	5.000	10/01/28	A1	2,500	2,228,025
All Requirements Pwr Ser A	5.000	10/01/31	A1	2,000	1,750,640
Henando, County of,
Rev Criminal Justice Complex (D)	7.650	07/01/16	AA	500	581,275
Orange County School Board,
Rev Ref Cert of Part Ser 1997A (D)	Zero	08/01/13	A1	5,000	4,111,350
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp Ser 2001A (G)	6.950	05/01/33	BB+	2,500	2,749,425
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D	6.750	10/01/17	AA	2,200	2,545,114
Poinciana Community Development District,
Rev Spec Assessment (G)	7.375	05/01/34	BB+	1,500	1,245,105
Stoneybrook West Community Development Dist,
Rev Spec Assessment Ser 2000A (G)	7.000	05/01/32	BBB	310	332,497

Georgia 5.21%					21,324,083
Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01/01/30	BB+	1,000	699,040
Georgia Municipal Electric Authority,
Refunded Ser Y MBIA IBC BNY (D)	6.500	01/01/17	AA	145	168,357
Rev Preref Ser 1993Z (D)	5.500	01/01/20	A+	150	165,829
Rev Preref Ser 1998Y (D)	6.500	01/01/17	AA	60	70,093
Rev Ref Pwr Ser 1993BB	5.700	01/01/19	A+	1,000	1,034,060
Rev Ref Pwr Ser 1993C (D)	5.700	01/01/19	A+	5,000	5,138,750
Rev Ref Pwr Ser 1994EE (D)	7.250	01/01/24	AA	2,000	2,239,400
Rev Ref Pwr Ser 1998Y (D)	6.500	01/01/17	AA	4,635	5,042,555
Rev Unref Bal Ser 1993Z (D)	5.500	01/01/20	A+	5,690	5,689,659
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr Corp Scherer
Ser 1992A	6.800	01/01/12	A	1,000	1,076,340

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Illinois 7.16%					29,297,407
Chicago Board of Education,
GO Unltd Cap App City Colleges (D)	Zero	01/01/16	AA	2,850	2,067,190
GO Unltd Cap App School Reform Ser 1999A (D)	Zero	12/01/18	AA	5,440	3,132,080
GO Unltd Ref Ser A (D)	5.500	12/01/30	AA-	3,650	3,673,214
Chicago, City of,
GO Tax Alloc Jr Pilsen Redev Ser 2004B (G)	6.750	06/01/22	BBB+	3,000	2,745,600
Illinois Finance Auth,
Rev Ref Commonwealth Edison Co Proj (D)	5.850	01/15/14	AA	3,000	3,181,560
Illinois Municipal Electric Agy Pwr Rev Ser A, (D)	5.250	02/01/28	AA	2,000	1,813,380
Kane County Community Unit School District No 304,
GO Unltd Cap Apprec Ser A (D)	Zero	01/01/17	AA	4,705	3,113,063
Lake County Community Unit School District No 24,
GO Unltd Cap Apprec Millburn (D)	Zero	01/01/22	AA	2,440	1,085,971
Lake County Community Unit School District No 95,
Go Untld Cap Apprec Lake Zurich (D)	Zero	12/01/18	AA	3,000	1,776,750
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec Serv Area No
1	6.700	03/01/33	AA	1,000	1,142,700
Will County Community Unit School District No 365,
GO Cap Apprec Ser 1997B (D)	Zero	11/01/14	AAA	3,510	2,709,018
GO Unltd Ref (D)	Zero	11/01/21	AAA	5,780	2,856,881

Kansas 0.24%					975,030
Burlington Environmental Auth,
Rev Ref Kansas City Power & Light (D)	5.375	09/01/35	A	1,000	975,030

Kentucky 1.43%					5,863,924
Kentucky Economic Development Finance Auth,
Arena Rev Louisville Arena (D)	6.000	12/01/33	AAA	1,000	958,830
Rev Prefer Norton Health Care Ser 2000C (D)	6.100	10/01/21	AA	1,770	2,022,190
Rev Unref Bond Balance Norton Ser 2000C (D)	6.100	10/01/21	AA	3,230	2,882,904

Louisiana 0.40%					1,626,179
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B	6.750	06/01/30	Aaa	520	523,739
Louisiana Local Government Environmental,
Rev Westlake Chemical Corp	6.750	11/01/32	BB+	1,500	1,102,440

Maryland 0.98%					4,015,160
Municipal Mortgage & Equity, LLC,
Bond (P)(S)	6.875	06/30/49	A3	4,000	4,015,160

Massachusetts 5.48%					22,414,745
Massachusetts Bay Transportation Auth,
Rev Ref Cap Appr Ser 2007A-2	Zero	07/01/26	AAA	13,595	4,557,724
Massachusetts Health & Educational Facilities Auth,
Rev Civic Investments, Inc. Ser 2002B (G)	9.200	12/15/31	BB	3,500	4,336,815
Rev Ref Partners Health Care Ser 2001C	5.750	07/01/32	AA	85	79,193
Rev Spec Oblig Dedicated Tax (D)	5.500	01/01/27	AA	5,000	4,982,700
Massachusetts Wtr Pollution Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02/01/15	AAA	75	75,273
Massachusetts, Commonwealth of,
GO Unltd Ref Ser 2004C (D)	5.500	12/01/24	AA	8,000	8,383,040

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Missouri 0.27%					1,086,981
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs (G)	7.000	10/01/21	BB+	955	1,086,981

Nebraska 0.34%					1,373,628
Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02/01/17	NR	1,200	1,373,628

Nevada 0.01%					25,110
Nevada, State of,
GO Ltd Unref Bal Ser 1992A	6.750	07/01/09	AA+	25	25,110

New Hampshire 0.74%					3,033,005
New Hampshire Business Pollution Control Auth,
Rev Ref Poll Control Pub Svc Co Prg Ser C (D)	5.450	05/01/21	AA	2,000	1,844,380
New Hampshire Health & Education Facilities Auth,
Rev Exeter Proj	6.000	10/01/24	A+	1,250	1,188,625

New Jersey 3.95%					16,158,890
New Jersey Economic Development Auth,
Rev Ref Newark Airport Marriott Hotel	7.000	10/01/14	Ba1	2,000	1,899,160
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07/01/27	CCC+	1,120	977,110
Tobacco Settlement Financing Corp,
Rev Preref Asset Backed Bond	6.750	06/01/39	AAA	5,000	5,849,500
Rev Preref Asset Backed Bond	6.250	06/01/43	AAA	4,000	4,595,280
Ser 1A	4.500	06/01/23	BBB	4,000	2,837,840

New Mexico 0.43%					1,774,480
Farmington, City of,
Rev Ref Poll Control Tucson Elec Pwr Co Ser
1997A	6.950	10/01/20	BB+	2,000	1,774,480

New York 8.70%					35,577,155
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03/01/15	BB+	2,000	1,652,780
Rev Ref Terminal One Group Assn Proj	5.500	01/01/24	BBB+	1,500	1,349,400
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06/15/33	AAA	365	392,857
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06/15/33	AAA	375	399,911
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A (Zero to 11-1-
11 then 14.00%)	Zero	11/01/29	AAA	5,000	4,565,950
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation Ser
1993A	5.750	07/01/09	AA-	515	527,278
Rev Preref Ser 1990B	7.500	05/15/11	AA-	160	169,424
Rev State Univ Edl Facil Ser 1993A	5.500	05/15/19	AA-	1,000	1,055,690
Rev Unref Bal Ser 1990B	7.500	05/15/11	AA-	145	159,187
New York State Housing Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05/01/11	AAA	1,145	1,240,046
New York Thruway Auth Second Gen Hwy & Brdg
Ref,
Ser. A (D)	5.000	04/01/26	AA	5,000	4,781,700
Port Auth of New York & New Jersey,
Cons 144th	5.000	10/01/29	AA-	3,500	3,330,075

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10/01/19	BBB-	8,700	7,465,383
Triborough Bridge & Tunnel Auth,
Rev Bond Ref Gen Purp	5.000	11/15/33	AA-	3,000	2,733,210
Rev Ser 2006A	5.000	11/15/22	AA-	3,545	3,497,284
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond. (Zero to 07/15/09, then
6.95%)	Zero	07/15/39	AAA	2,000	2,256,980

Ohio 2.91%					11,898,229
Buckeye Tobacco Settlement Financing Auth,
Rev Asset Backed Sr Bond Ser 2007A-2	5.875	06/01/30	BBB	2,000	1,327,220
Rev Asset Backed Sr Bond Ser 2007A-2	5.125	06/01/24	BBB	5,825	4,248,289
Ohio Air Quality Development Auth,
Rev Ref-Pollution CTL- First Energy	7.250	11/01/32	BBB	1,000	993,720
Ohio State Turnpike Commission,
Rev Ref Ser A (D)	5.500	02/15/20	AA	5,000	5,329,000

Oklahoma 0.41%					1,694,700
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06/01/35	B-	2,000	1,694,700

Oregon 0.84%					3,431,523
Clackamas County School District No. 12,
GO Unltd Ser 2007B (Zero to 6/15/11, then 5.00%)
(D)	Zero	06/15/28	AAA	3,130	2,490,572
Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 2006B (G)	5.000	01/01/14	BBB-	1,100	940,951

Pennsylvania 4.81%					19,669,331
Allegheny County Hospital Development Auth,
Rev Ref Health Sys West PA Ser 2007A	5.375	11/15/40	BB	3,500	1,940,610
Allegheny County Industrial Development Auth,
Rev Ref Environmental Imp	5.500	11/01/16	BB+	2,500	2,161,975
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)	5.600	07/01/23	BB+	1,000	742,420
Carbon County Industrial Development Auth,
Rev Reg Resource Recovery Panther Creek
Parners Proj	6.700	05/01/12	BBB-	4,960	5,069,914
Pennsylvania Turnpike Commission,
Rev RMK Ser-C (D)	5.000	12/01/32	AA	3,120	2,851,430
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)	7.750	12/01/17	B+	3,250	3,027,342
Philadelphia School District,
GO LTD Ser E	6.000	09/01/38	A+	4,000	3,875,640

Puerto Rico 6.56%					26,840,764
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (D)(M)(P)	8.883	07/01/11	AAA	6,500	7,765,160
Rev Ref Pars & Inflos (Gtd) (D)	6.000	07/01/11	AAA	200	219,464
Puerto Rico Electric Power Auth,
Rev Ref Bond Ser 2007V (D)	5.250	07/01/26	AA	5,000	4,109,100
Puerto Rico, Commonwealth of,
Rev Inverse Floater (D)(M)(P)	8.173	07/01/11	AA	14,000	14,747,040

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Rhode Island 0.22%					908,120
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village Ser
2002A (G)	6.875	05/01/22	BBB-	1,000	908,120

South Carolina 0.71%					2,898,570
South Carolina State Public Service Auth,
Santee Cooper Ser A	5.500	01/01/38	AA-	3,000	2,898,570

South Dakota 1.92%					7,853,900
South Dakota Educational Enhancement Funding
Corp,
Rev Tobacco Settlement Asset Backed Bond Ser
2002B	6.500	06/01/32	BBB	10,000	7,853,900

Tennessee 0.83%					3,395,650
Tennessee Energy Acquisition Corp,
Gas Rev., Ser A	5.250	09/01/26	AA-	5,000	3,395,650

Texas 3.91%					16,016,008
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07/01/32	AA	1,000	1,120,890
Brazos River Auth,
Ref AMT TXU Elec Ser A	8.250	10/01/30	CCC	2,000	1,441,060
Utilities Co Ser 1999A	7.700	04/01/33	CCC	1,500	1,027,665
Dallas/Fort Worth International Airport,
Rev Ref JT Subser A-1-RMK (D)	6.100	11/01/24	AA	1,600	1,448,448
Harris, County of,
GO Ltd Cap Apprec Ser 2002 (D)	Zero	08/15/19	AAA	3,000	1,743,000
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez Ser1998A (D)	Zero	09/15/16	AA	900	627,750
North Texas Thruway Auth,
Rev Ref Sys First Tier Ser A	6.000	01/01/25	A-	3,000	2,868,720
Rev Ref Sys First Tier Ser K-2	6.000	01/01/38	A-	4,000	3,541,400
Tarrant County Cultural Education Facilities,
Rev Ref Texas Health Resources Ser 2007A	5.000	02/15/26	AA-	2,500	2,197,075

Utah 0.44%					1,803,038
Mountain Regional Water Special Service District,
Rev Spec Assessment Spec Imp Dist No 2002-1
(G)	7.000	12/01/18	BBB+	860	783,890
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05/15/15	AAA	890	1,019,148

Washington 0.72%					2,926,833
Washington Public Power Supply System,
Rev Ref Nuclear Proj No 1 Ser 1989B	7.125	07/01/16	AA-	1,500	1,805,325
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06/01/26	BBB	5	4,428
Washington, State of,
GO Unltd Ser 1990A	6.750	02/01/15	AA+	1,000	1,117,080

West Virginia 0.80%					3,269,196
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09/01/22	A2	2,400	2,613,072
Rev Unref Charleston Area Med Ctr	6.750	09/01/22	A2	600	656,124

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Par value
Issuer, description, maturity date	(000)	Value
Short-term investments 0.03%		$136,000
(Cost $136,000)
Joint Repurchase Agreement 0.03%		136,000
Joint Repurchase Agreement with Barclays PLC dated 11-28-08
at 0.15% to be repurchased at $136,002 on 12/01/08,
collateralized by $135,006 U.S. Treasury Inflation Index Note,
3.625%, due 10/31/09 (valued at $138,720, including interest).	136	136,000
Total investments (Cost $407,710,287)† 98.52%		$403,081,538
Other assets and liabilities, net 1.48%		$6,038,367
Total net assets 100.00%		$409,119,905

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

GO General Obligation

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment
Ambac Financial Group, Inc.	4.89
Assured Guaranty Ltd.	0.24
Financial Guaranty Insurance Company	2.97
Financial Security Assurance, Inc.	2.00
Municipal Bond Insurance Association	25.84

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $407,727,324. Net unrealized depreciation aggregated $4,645,786, of which $22,617,547 related to appreciated investment securities and $27,263,333 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	-	-
Level 2 – Other Significant Observable Inputs	$403,081,538	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$403,081,538	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Risks and Uncertainties

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

John Hancock High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 97.60%					$108,602,427
(Cost $122,540,562)

California 9.85%					10,959,549
California Statewide Community Develop Auth,
Rev Thomas Jefferson Sch. Law Ser. A	7.250	10/01/38	BB+	1,000	799,830
Foothill Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01/15/36	BBB-	4,000	397,880
Rev Toll Rd Cap Apprec Sr. Lien Ser 1995A	Zero	01/01/18	AAA	7,950	5,318,789
Golden State Tobacco Securitization Corp,
Rev Asset Backed Sr Bond Ser 2007 A-1	4.500	06/01/27	BBB	1,420	1,105,285
Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser 1997A (G)	7.375	09/01/27	BB	1,000	849,890
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj (D)	5.500	08/01/17	AA	2,500	2,487,875

Colorado 4.42%					4,917,644
Colorado Health Facilities Auth,
Rev. Ref Christian Living Cmnty Proj Ser 2006A (G)	5.750	01/01/26	BB+	1,000	679,610
E-470 Public Highway Auth, Rev.,
Rev Cap Apprec Sr Ser 2000B	Zero	09/01/35	BBB-	15,700	2,294,084
Public Auth for Colorado Energy,
Natural Gas Rev	6.250	11/15/28	A	2,500	1,943,950

Connecticut 1.04%					1,162,635
Connecticut Dev. Auth. Pollution Control Rev,
Ref Lt & Pwr Ser B	5.950	09/01/28	BBB	1,500	1,162,635

Delaware 0.89%					991,080
Charter MAC Equity Trust,
Bond (S)	6.000	04/30/19	Aaa	1,000	991,080

District Of Columbia 1.60%					1,782,920
District of Columbia University Rev,
Georgetown University	5.500	04/01/36	A-	2,000	1,782,920

Florida 19.68%					21,895,119
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.250	05/01/18	BB+	1,445	1,299,113
Capital Projects Finance Auth(G),
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)	7.850	08/15/31	AA	2,000	2,247,900
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)	9.125	10/01/11	BBB	985	994,889
Capital Region Community Development,
District FL (G)	7.000	05/01/39	BBB-	1,250	980,650
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A	8.950	10/01/33	AAA	1,000	1,237,570
Crossings At Fleming Island Community
Development,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05/01/30	BBB-	1,000	828,960
Florida Municipal Power Agency Rev,
All Requirements Pwr Ser A	5.000	10/01/31	A1	2,000	1,750,640
Heritage Harbour North Community Development,
Rev Spec Assessment Cap Imp (G)	6.375	05/01/38	BB+	1,250	865,488
Miami Beach Health Facilities Authority,
Rev Ref Hosp Mt Sinai Medical Ctr Ser 2001A	6.125	11/15/11	BB+	565	533,829

John Hancock High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida (continued)
Miami-Dade Cnty. Aviation Rev,
AMT Miami Intl. Ser. A (D)	5.000	10/01/38	A-	2,000	1,441,960
Orange County Health Facilities Authority,
Rev Hosp. Orlando Healthcare Ser. C	5.250	10/01/35	A	1,000	748,820
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05/01/20	BB+	645	514,465
Pensacola Airport,
Rev AMT	6.000	10/01/28	BBB+	2,000	1,798,860
Poinciana Community Development District(G),
Rev Spec Assessment (G)	7.375	05/01/34	BB+	1,055	875,724
Rev Spec Assessment Ser 2000A (G)	7.125	05/01/31	BB+	400	373,572
Rev Spec Assessment Cap Imp,
(G)	6.250	05/01/34	BB+	1,000	700,830
Seminole Tribe,
Rev Spec Oblig Ser 2007A (S)	5.250	10/01/27	BBB	1,000	727,620
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05/01/35	BBB-	960	702,739
Tolomato Community Development District(G),
Rev Spec Assessment (G)	6.450	05/01/23	BB+	1,000	809,970
Rev Spec Assessment (G)	6.650	05/01/40	BB+	1,000	747,100
Village Community Development(G),
Spl Assmt Rev	6.375	05/01/38	BB	1,000	771,500
Spl Assmt Rev	6.500	05/01/33	A	1,000	942,920

Georgia 12.28%					13,659,360
Atlanta City of,
Rev Wtr & Waste Wtr (D)(P)	5.000	11/01/19	AAA	10,000	9,970,500
Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01/01/30	BB+	1,500	1,048,560
Marietta Development Auth Rev Ref,
Life Univ	7.000	06/15/30	BA3	1,500	1,221,420
Municipal Electric Authority of Georgia meag,
Pj One-sub-ser D	5.500	01/01/26	A	1,500	1,418,880

Illinois 4.66%					5,179,300
Chicago, City of,
GO Tax Alloc Jr Pilsen Redev Ser 2004B (G)	6.750	06/01/22	BBB+	2,000	1,830,400
Illinois Development Finance Auth Pollution,
Auth Pollution Ctl Rev Ref Ser C1	5.950	08/15/26	BBB-	2,000	1,535,520
Illinois Municipal Electric Agy Pwr Rev Ser A (D)	5.250	02/01/28	AA	2,000	1,813,380

Indiana 0.43%					474,710
Rev Econ Dev Holy Cross Village Notre Dame Proj.
Ser 2006A,(G)	6.000	05/15/26	BB+	230	163,371
St. Joseph County of,
Rev Econ Dev Holy Cross Village Notre Dame Proj.
Ser 2006A (G)	6.000	05/15/38	BB	475	311,339

Iowa 0.96%					1,069,768
Altoona Urban Renewal Rev,
Annual Appropriation	6.000	06/01/34	BBB+	1,000	849,490
Iowa Finance Auth, Rev Ref Health Care,
Facil Care Initiatives Proj	9.250	07/01/25	AAA	185	220,278

John Hancock High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Kansas 1.31%					1,462,545
Burlington Environmental Auth,
Rev Ref Kansas City Power & Light (D)	5.375	09/01/35	A	1,500	1,462,545

Louisiana 1.23%					1,368,910
Louisiana Local Government Environmental,
Rev Westlake Chemical Corp	6.750	11/01/32	BB+	1,000	734,960
St. John the Baptist Parish,
Rev Marathon Oil Corp. Ser 2007A	5.125	06/01/37	BBB+	1,000	633,950

Maryland 1.63%					1,813,510
Baltimore, City of,
Rev Spec Oblig Ser 2008A (G)	7.000	09/01/38	BB	1,000	769,030
Prince Georges County of,
Spec Oblig National Harbor Proj (G)	5.200	07/01/34	BBB	1,000	522,070
Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07/01/35	BB+	1,000	522,410

Massachusetts 6.19%					6,890,101
Massachusetts Development Finance Agency,
Rev Linden Ponds Facil Ser 2007A (G)	5.750	11/15/42	BB+	1,500	917,430
Rev Resource Recovery Ogden,
Haverhill Proj Ser 1998B	5.500	12/01/19	BBB	1,700	1,402,636
Massachusetts Health & Educational Facilities Auth,
Rev Caregroup Ser 2008R-1	5.125	07/01/33	BBB+	1,000	689,540
Rev Civic Investments, Inc. Ser 2002B (G)	9.200	12/15/31	AA	2,500	3,097,725
Massachusetts Health & Educational Facilities
Authority,
Rev Jordan Hosp Ser 2003E	6.750	10/01/33	BB-	1,000	782,770

Michigan 0.98%					1,086,598
Michigan State Strategic Oblig Rev AMT,
Ref Detroit Edison Co Ser C (D)	5.450	12/15/32	BBB	1,380	1,086,598

Minnesota 0.67%					749,660
North Oaks Senior Housing,
Rev Presbyterian Homes (G)	6.000	10/01/27	BB-	1,000	749,660

Nevada 0.73%					806,710
Sparks Tourism Improvement Rev,
Sr Sales Tax Ser A	6.750	06/15/28	A2	1,000	806,710

New Hampshire 1.11%					1,239,780
New Hampshire State Business & Fin. Auth. Solid
Waste Disp. Rev.,
Finance Authority, Rev Solid Waste Mgmt, Inc. Proj.	5.200	05/01/27	A2	2,000	1,239,780

New Jersey 3.48%					3,870,885
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07/01/27	CCC	1,250	1,090,525
Rev Ref St Peters Univ Hosp Ser 2000A,	6.875	07/01/30	BBB-	1,000	922,080
Tobacco Settlement Financing Corp,
Ser 1A	4.500	06/01/23	BBB	1,000	709,460
Tobacco Settlement Fing Corp,
Rev Asset Backed Bond	6.250	06/01/43	AAA	1,000	1,148,820

John Hancock High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York 1.54%					1,715,825
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03/01/15	BB+	1,500	1,239,585
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10/01/19	BBB-	555	476,240

Ohio 5.57%					6,198,168
Buckeye Tobacco Settlement Financing Auth,
Rev Asset Backed Sr Bond Ser 2007A-2	5.125	06/01/24	BBB	2,430	1,772,248
Rev Asset Backed Sr Bond Ser 2007A-2	5.875	06/01/30	BBB	4,000	2,654,440
Hickory Chase Community Authority,
Rev infrastructure Impt Proj (G)	7.000	12/01/38	BB	1,000	777,760
Ohio Air Quality Development Auth,
Rev Ref-Pollution CTL- First Energy	7.250	11/01/32	BBB	1,000	993,720

Oklahoma 2.26%					2,516,224
Oklahoma Municipal Power Authority,
OK MUN PWR-A	6.000	01/01/38	A	1,685	1,668,874
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A	7.750	06/01/35	CAA	1,000	847,350

Oregon 1.20%					1,338,318
Western Generation Agency(G),
Rev Wauna Cogeneration Proj Ser 2006B (G)	5.000	01/01/14	BBB-	1,105	945,228
Rev Wauna Cogeneration Proj Ser 2006B (G)	5.000	01/01/16	BBB-	500	393,090

Pennsylvania 0.50%					554,460
Allegheny County Hospital Development Auth,
Rev Ref Health Sys West PA Ser 2007A	5.375	11/15/40	BB	1,000	554,460

Puerto Rico 2.82%					3,136,270
Puerto Rico Aqueduct & Sewer Authority,
Sr Lien-a	6.000	07/01/38	BBB-	1,000	885,870
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Rev Sr Lien Ser 2008A	Zero	07/01/24	BBB-	1,500	1,247,670
Puerto Rico Housing Finance Authority Rev,
Vivienda Modernization (P)	4.750	10/01/11	A2	1,000	1,002,730

Rhode Island 0.28%					313,301
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village Ser
2002A (G)	6.875	05/01/22	BBB-	345	313,301

South Carolina 1.33%					1,480,240
Lancaster, County of Rev Assessment,
Edenmoor Imp Dist Ser 2006A (G)	5.750	12/01/37	BB	1,000	618,860
Piedmont Municipal Power Agency Elec,
Rev Ser A-2	5.000	01/01/24	BBB	1,000	861,380

Tennessee 1.00%					1,110,280
Johnson City Health & Educational Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth Ser 2000A	7.500	07/01/33	A2	1,000	1,110,280

Texas 7.41%					8,246,607
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj (G)	6.300	07/01/32	AA	150	168,133

John Hancock High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Texas (continued)
Brazos Harbor Industrial Development Corp. Rev Ref,
Dow ChemEnvironmental Facs Proj	5.900	05/01/38	A-	2,000	1,491,240
Brazos River Auth,
Utilities Co Ser 1999A	7.700	04/01/33	CCC	1,000	685,110
Gulf Coast Industrial Development Authority,
Rev Solid Waste Disposal Citgo Petroleum Proj	8.000	04/01/28	Baa3	2,100	1,921,269
Harris County Health Facilities Development Corp,
Rev Ref-Mem Hermann Healthcare Sys-B	7.250	12/01/35	A	1,000	1,002,100
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01/01/31	Ba3	1,000	849,170
North Texas Thruway Auth,
Rev Ref Sys First Tier Ser K-2	6.000	01/01/38	A-	1,000	885,350
North Texas Tollway Authority Rev,
Toll 2nd Tier Ref Ser F	5.750	01/01/38	BBB+	1,500	1,244,235

Wyoming 0.55%					611,950
Sweetwater County of,
Rev Ref Solid Waste Disposal FMC Corp Proj	5.600	12/01/35	BBB	1,000	611,950

				Par value
Issuer, description, maturity date				(000)	Value

Short-term investments 0.71%					$787,000
(Cost $787,000)

Joint Repurchase Agreement 0.71%					787,000
Joint Repurchase Agreement with Barclays PLC dated 11-28-08 at
0.15% to be repurchased at $787,013 on 12/01/08, collateralized by
$781,248 U.S. Treasury Inflation Index Note, 3.625%, due 10/31/09
(valued at $802,740, including interest).				$787	787,000

Total investments (Cost $123,327,562)† 98.31%					$109,389,427

Other assets and liabilities, net 1.69%					$1,876,267

Total net assets 100.00%					$111,265,694

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

MTN Medium-Term Note

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

John Hancock High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

(D) Bond is insured by one of these companies

Insurance Coverage	As a % of total investments
CIFG Holding Limited.	1.32
Financial Guaranty Insurance Company	1.34
Financial Security Assurance, Inc	9.11
Municipal Bond Insurance Association	3.93
XL Capital Assurance, Inc	0.99

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was 122,985,358. Net unrealized depreciation aggregated $13,595,931, of which $3,294,482 related to appreciated investment securities and $16,890,413 related to depreciated investment securities.

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	-	-
Level 2 – Other Significant Observable Inputs	$109,389,427	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$109,389,427	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Risks and Uncertainties

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 11/08
1/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009